Shareholder Report, Holdings (Details)	May 31, 2026
Class A | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Class A | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class A | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class A | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class A | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class A | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Infrastructure Construction
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class A | SLB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Orsted AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Class C | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class C | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class C | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class C | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class C | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Infrastructure Construction
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class C | SLB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Orsted AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Class I | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class I | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class I | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class I | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class I | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class I | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Infrastructure Construction
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class I | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class I | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class I | SLB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class I | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Orsted AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Class R | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class R | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class R | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class R | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class R | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class R | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class R | Infrastructure Construction
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class R | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class R | SLB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class R | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class R | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class R | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R | Orsted AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class R | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Class Z | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class Z | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Class Z | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class Z | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class Z | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Z | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class Z | Measurement Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Z | Infrastructure Construction
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Z | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Z | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Z | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class Z | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Z | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class Z | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class Z | SLB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class Z | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Z | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Z | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | Orsted AS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Z | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%